Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 2,576,458	$ 2,264,869
Impairment provision, Trade receivables current	(642,587)	(752,600)
Other receivables, Current	927,999	1,286,153
Impairment provision, Other receivables current	(96,369)	(46,751)
Trade and other current receivables	3,504,457	3,551,022
Trade receivables, Non-current	99,876	171,513
Impairment provision, Trade receivables non-current	(22,552)
Other receivables, Non-current	488,081	734,995
Impairment provision, Other receivables non-current	(6,709)	(514)
Trade and other non-current receivables	587,957	906,508
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,219,045	3,017,469
Other receivables, Current	1,024,368	1,332,904
Trade and other current receivables	4,243,413	4,350,373
Trade receivables, Non-current	122,428	171,513
Other receivables, Non-current	494,790	735,509
Trade and other non-current receivables	617,218	907,022
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,628,607	1,516,824
Impairment provision, Trade receivables current	(6,115)	(41,013)
Impairment provision, Other receivables current	(96,369)	(46,751)
Trade and other current receivables	2,556,606	2,802,977
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,634,722	1,557,837
Other receivables, Current	1,024,368	1,332,904
1-90 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(18,035)	(37,505)
Trade and other current receivables	551,817	452,556
1-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	569,852	490,061
91-180 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(25,674)	(39,952)
Trade and other current receivables	95,451	133,316
91-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	121,125	173,268
More than 181 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(592,763)	(634,130)
Trade and other current receivables	300,583	162,173
More than 181 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 893,346	$ 796,303